Long-term debt	3 Months Ended
Mar. 31, 2023
Long-term debt
Long-term debt

7.    Long-term debt

As of March 31, 2023 and December 31, 2022, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2023	2022

Schuldschein loans	224,628	224,612
Bonds	7,331,094	7,389,365
Accounts Receivable Facility	321,767	93,725
Other	146,776	157,094
Long-term debt	8,024,265	7,864,796
Less current portion	(696,679)	(694,062)
Long-term debt, less current portion	7,327,586	7,170,734

Accounts Receivable Facility

The Company has an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2023 and December 31, 2022:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	March 31, 2023		March 31, 2023

Accounts Receivable Facility	$900,000	€827,586	$350,000	€321,839

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2022		December 31, 2022

Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $18,332 and $12,532 (€16,857 and €11,750) at March 31, 2023 and December 31, 2022, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2023 and December 31, 2022. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of March 31, 2023.